Cash Flow Items (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Cash Flow Statement Text Block Abstract
Schedule of adjustment for other non-cash items within operating activities
		Three months ended September 30,		Nine months ended September 30,
($000s)	Notes	2022	2021	2022	2021
Impairment of investment in associate	6	-	-	873	-
Equity loss of associate	6	53	47	143	179
Environmental rehabilitation expense	11	141	-	99	(43)
Unrealized gain on convertible notes receivable	7	(49)	(11)	(40)	(93)
Accrued interest income on convertible notes receivable	7	(20)	(19)	(39)	(39)
Depreciation	9	-	21	95	64
Finance costs, net		19	7	53	76
Effects of exchange rate fluctuation on cash and cash equivalents		(1,957)	(158)	(3,331)	161
		(1,813)	(113)	(2,147)	305